Leases - Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Cost [Abstract]
Right-of-use assets	$ 5,983	$ 3,228
Operating lease liabilities – current	1,392	1,027
Operating lease liabilities – non-current	4,786	2,172
Total operating lease liabilities	$ 6,178	$ 3,199
Weighted average remaining lease term (years)	5 years 9 months 3 days
Weighted average discount rate	3.75%